Shareholder Report, Holdings (Details)	Jul. 31, 2025
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.75%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[1]
Kansas Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%	[1]
Kansas Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[2]
Kansas Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
Kansas Municipal Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
Kansas Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[2]
Kansas Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[2]
Kansas Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[2]
Kansas Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
Kansas Municipal Fund | Class A [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
Kansas Municipal Fund | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[3]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.75%
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Kansas Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%	[3]
Kansas Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[4]
Kansas Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Kansas Municipal Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Kansas Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Kansas Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[4]
Kansas Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Kansas Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
Kansas Municipal Fund | Class I [Member] | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
Kansas Municipal Fund | Class I [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Maine Municipal Fund | Class A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[5]
Maine Municipal Fund | Class A [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.27%	[5]
Maine Municipal Fund | Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%	[5]
Maine Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[6]
Maine Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[6]
Maine Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[6]
Maine Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[6]
Maine Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[6]
Maine Municipal Fund | Class A [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
Maine Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[7]
Maine Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.27%	[7]
Maine Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%	[7]
Maine Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[8]
Maine Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[8]
Maine Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[8]
Maine Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[8]
Maine Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[8]
Maine Municipal Fund | Class I [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.09%	[9]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.55%	[9]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.09%	[9]
Nebraska Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.27%	[9]
Nebraska Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%	[10]
Nebraska Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[10]
Nebraska Municipal Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[10]
Nebraska Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[10]
Nebraska Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[10]
Nebraska Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.09%	[11]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.55%	[11]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.09%	[11]
Nebraska Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.27%	[11]
Nebraska Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%	[12]
Nebraska Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[12]
Nebraska Municipal Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[12]
Nebraska Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[12]
Nebraska Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[12]
Nebraska Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[12]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%	[13]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.16%	[13]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%	[13]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[13]
Oklahoma Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.01%
Oklahoma Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[14]
Oklahoma Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%	[14]
Oklahoma Municipal Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[14]
Oklahoma Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[14]
Oklahoma Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[14]
Oklahoma Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[14]
Oklahoma Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
Oklahoma Municipal Fund | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[14]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%	[15]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.16%	[15]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%	[15]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[15]
Oklahoma Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.01%	[15]
Oklahoma Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[16]
Oklahoma Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%	[16]
Oklahoma Municipal Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[16]
Oklahoma Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[16]
Oklahoma Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[16]
Oklahoma Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[16]
Oklahoma Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
Oklahoma Municipal Fund | Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[16]
Viking Tax-Free Fund for Montana | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.57%	[17]
Viking Tax-Free Fund for Montana | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.54%	[17]
Viking Tax-Free Fund for Montana | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[17]
Viking Tax-Free Fund for Montana | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[17]
Viking Tax-Free Fund for Montana | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[18]
Viking Tax-Free Fund for Montana | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[18]
Viking Tax-Free Fund for Montana | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.57%	[19]
Viking Tax-Free Fund for Montana | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.54%	[19]
Viking Tax-Free Fund for Montana | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[19]
Viking Tax-Free Fund for Montana | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[19]
Viking Tax-Free Fund for Montana | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[20]
Viking Tax-Free Fund for Montana | Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[20]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[21]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.02%	[21]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%	[21]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%	[21]
Viking Tax-Free Fund for North Dakota | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[21]
Viking Tax-Free Fund for North Dakota | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[22]
Viking Tax-Free Fund for North Dakota | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[22]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[23]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.02%	[23]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%	[23]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%	[23]
Viking Tax-Free Fund for North Dakota | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[23]
Viking Tax-Free Fund for North Dakota | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[24]
Viking Tax-Free Fund for North Dakota | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[24]

[1]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[2]	All portfolio holdings are issued securities from the state of Kansas.
[3]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[4]	All portfolio holdings are issued securities from the state of Kansas.
[5]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[6]	All portfolio holdings are issued securities from the state of Maine.
[7]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[8]	All portfolio holdings are issued securities from the state of Maine.
[9]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[10]	All portfolio holdings are issued securities from the state of Nebraska.
[11]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[12]	All portfolio holdings are issued securities from the state of Nebraska.
[13]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change
[14]	All portfolio holdings are issued securities from the state of Oklahoma.
[15]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[16]	All portfolio holdings are issued securities from the state of Oklahoma.
[17]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[18]	All portfolio holdings are issued securities from the state of Montana.
[19]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[20]	All portfolio holdings are issued securities from the state of Montana.
[21]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[22]	All portfolio holdings are issued securities from the state of North Dakota.
[23]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[24]	All portfolio holdings are issued securities from the state of North Dakota.